Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Schedule of Changes in Projected Benefit Obligations
Change in Projected Benefit Obligation

	December 31
	2018	2017
	(In thousands)
Present value of projected benefit obligation at the beginning of the year	$72,864	$64,700
Actuarial (gain)/ loss	(198)	(747)
Service cost	604	772
Interest cost	1,758	1,723
Benefits paid	(925)	(2,414)
Other	126	145
Curtailments, settlements, special and contractual termination benefits	(2,154)	—
Currency translation	(4,452)	8,685
Present value of projected benefit obligation at the end of the year	$67,623	$72,864

Schedule of Changes in Fair Value of Plan Assets
Change in Plan Assets

	December 31
	2018	2017
	(In thousands)
Fair value of plan assets at the beginning of the year	$7,474	$7,003
Actual return on plan assets	(79)	180
Employer contributions	609	1,003
Actuarial gain/(loss)	—	(77)
Benefits paid	—	(1,512)
Settlement	(1,467)	—
Other adjustments	174	—
Currency translation	(320)	877
Fair value of plan assets at the end of the year	$6,391	$7,474

Schedule of Net Funded Status	Net Funded Status

	December 31
	2018	2017
	(In thousands)
Projected benefit obligation	$67,623	$72,864
Fair value of plan assets	6,391	7,474
Net funded status	$61,232	$65,390

Schedule of Amounts Recognized in Balance Sheet

	December 31
	2018	2017
	(In thousands)
Non-current assets	$—	$—
Current liabilities	855	763
Non-current liabilities	60,377	64,627
Net liability recognized - pension plans	$61,232	$65,390

Schedule of Assumptions Used
The assumptions in the table below were used in the actuarial valuation of the underlying the obligations:

Assumptions	December 31
	2018	2017
Discount rate	1.9%	1.9%
Expected long-term rate of return on plan assets	2.0%	2.0%
Rate of compensation/salary increase	3.0%	3.0%
Future pension increase	1.5%	1.5%
Mortality	Heubeck 2018G	Heubeck 2005G
A 0.5% increase or decrease in the discount rate or in the future pension increase would have impacted the projected benefit obligation as follows:

Sensitivities	As at December 31, 2018
	Discount rate		Future pension increase
	0.5% decrease	0.5% increase	0.5% decrease	0.5% increase
(In thousands)
Impact on projected benefit obligation	$5,913	$(5,148)	$(7,584)	$8,379

Schedule of Net Benefit Costs

	Years Ended December 31,
	2018	2017	2016
	(In thousands)
Service cost	$604	$772	$788
Interest cost	1,758	1,723	1,706
Expected return on plan assets	(174)	(180)	(151)
Past service cost/(income) and other adjustments	253	145	(2,087)
Net periodic pension cost	$2,441	$2,460	$256

Schedule of Expected Benefit Payments
The Company expects that the following benefit payments will be made to plan participants in the years from 2019 to 2028:

Benefit payments	(In thousands)
2019	$1,213
2020	1,401
2021	1,531
2022	1,801
2023	1,964
2024 - 2028	12,640

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
Amounts recognized in AOCI at December 31, 2018 and 2017 related to the Company's defined benefit pension plan were as follows:

Accumulated Other Comprehensive (Income) / Loss	December 31
	2018	2017
	(In thousands)
Net actuarial (gain) loss	$198	$670
Net prior service cost	—	—
Balance in accumulated other comprehensive (income) / loss	$198	$670

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year
The estimated amounts that will be amortized from accumulated other comprehensive loss into net periodic benefit cost in 2019:

2019
(In thousands)
Net actuarial (gain) loss	$—
Prior service cost (credit)	—
Net amount recognized	$—

Schedule of Allocation of Plan Assets
The fair value (all Level 2) of Orion's pension plan assets at December 31, 2018 and 2017, by asset category, is as follows:

	December 31
	2018	2017
	(In thousands)
Equity securities	$—	$—
Debt securities	—	—
Other securities	6,391	7,474
Total pension plan assets	$6,391	$7,474